SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.          SUBSEQUENT EVENTS

Purchase of marketable securities and subscription of US IPO

As of the date of this report, the Company had purchased marketable securities of certain US listed companies at an aggregate consideration of $20,847.

Beijing Qingting Changyou Technology Development Co. Ltd. (Qingting Changyou) agreement

The Group entered an agreement with eLong Inc (“eLong”) in February 2012 to purchase the remaining 35% equity interests of Qingting Changyou from eLong at the total cash consideration of $555. As a result, Qingting Changyou became a 100% owned subsidiary of the Group.

Issuance of share options

On April 5, 2012, the Company issued 24,636,000 share options under the Company’s 2011 share incentive plan to its executives, non-executives directors and employees with the exercise price of $1.82 per share. For 24,300,000 share options of the total share options, 25% of the options will be vested on April 4, 2013 and 1/36 of the remaining 75% will be vested at the fourth day of each calendar month after April 4, 2013 through the end of the fourth year. For 240,000 share options of the total share options, 25% of the options will be vested on February 28, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after February 28, 2013 through the end of the fourth year. For 90,000 share options of the total share options, 25% of the options will be vested on January 8, 2013 and 1/36 of the remaining 75% will be vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year. For 6,000 share options of the total share options, 25% of the options will be vested on March 18, 2013 and 1/36 of the remaining 75% will be vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year. The Group has determined the fair value of the options was approximately $24,000 on the grant date, which will be recognized as a share-based compensation cost in the consolidated statements of operations in the next four years on a straight line basis.